MARSHALL FUNDS, INC.

Supplement to The Advisor Class of Shares (Class A Shares) and The Investor Class of Shares (Class Y) Statement of Additional Information dated
October 31, 2003
-------------------------------------------------------------------------------

The following change is effective June 24, 2004:

In the section entitled "Who Manages the Funds?" and the sub-sections entitled "Interested Directors Background and Compensation" and "Board Ownership of Shares in the Fund and in the Marshall Family of Investment Companies as of December 31, 2002", please delete all references to David W. Schulz.





Cusip 572353795
Cusip 572353886
Cusip 572353787
Cusip 572353704
Cusip 572353779
Cusip 572353860
Cusip 572353761
Cusip 572353878
Cusip 572353746
Cusip 572353829
Cusip 572353753
Cusip 572353837
Cusip 572353720
Cusip 572353605
Cusip 572353738
Cusip 572353506
Cusip 572353845
Cusip 572353688
Cusip 572353407
Cusip 572353209
Cusip 572353100


30789 (6/04)

Edgewood Services, Inc. (Distributor)













MARSHALL INTERNATIONAL STOCK FUND

A Portfolio of Marshall Funds, Inc.

Supplement to The Institutional Class of Shares (Class I) Statement of Additional Information dated October 31, 2003.
------------------------------------------------------------------------------

The following change is effective June 24, 2004:



In the section entitled "Who Manages the Fund?" and the sub-sections entitled "Interested Directors Background and Compensation" and "Board Ownership of Shares in the Fund and in the Marshall Family of Investment Companies as of December 31, 2002", please delete all references to David W. Schulz.





CUSIP 572353712



30790(6/04)

Edgewood Services, Inc. (Distributor)

















MARSHALL GOVERNMENT MONEY MARKET FUND

A Portfolio of Marshall Funds, Inc.

Supplement to The Institutional Class of Shares (Class I) and The Investors Class of Shares (Class Y) Statement of Additional Information dated
October 31, 2003.
------------------------------------------------------------------------------

The following change is effective June 24, 2004:



In the section entitled "Who Manages the Fund?" and the sub-sections entitled "Interested Directors Background and Compensation" and "Board Ownership of Shares in the Fund and in the Marshall Family of Investment Companies as of December 31, 2002", please delete all references to David W. Schulz.





Cusip 572353 67 0
Cusip 572353 66 2


30791 (6/04)

Edgewood Services, Inc. (Distributor)

























MARSHALL MONEY MARKET FUND

A Portfolio of Marshall Funds, Inc.

Supplement to The Institutional Class of Shares (Class I) and The Investor Class of Shares (Class Y) Statement of Additional Information dated
October 31, 2003.
------------------------------------------------------------------------------

The following change is effective June 24, 2004:



In the section entitled "Who Manages the Fund?" and the sub-sections entitled "Interested Directors Background and Compensation" and "Board Ownership of Shares in the Fund and in the Marshall Family of Investment Companies as of December 31, 2002", please delete all references to David W. Schulz.







CUSIP 572353696
CUSIP  572353 10 0


30792 (6/04)


Edgewood Services, Inc. (Distributor)